Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 38,047	$ 54,935
Short-term deposits	51,500
Trade accounts receivable, net	31,443	31,644
Inventories	23,803	30,109
Other current assets	2,909	2,613
Total current assets	147,702	119,301
Property, plant and equipment, net	18,526	17,117
Long-term inventory	2,791	2,056
Deferred tax asset	746	2,366
Other assets	113	231
Intangible assets, net	491	476
Total noncurrent assets	4,141	5,129
Total assets	170,369	141,547
Current liabilities
Trade accounts payable	11,334	15,541
Other current liabilities	20,272	23,179
Total current liabilities	31,606	38,720
Long-term liabilities
Other long term liabilities	2,461	1,420
Total noncurrent liabilities	2,461	1,420
Total liabilities	34,067	40,140
Commitments and contingencies
Shareholders' equity
Ordinary shares NIS 0.01 par value, 100,000,000 shares authorized at December 31, 2019 and 2018; 40,742,355 and 38,535,445 issued shares at December 31, 2019 and 2018, respectively; 38,649,979 and 36,443,069 shares outstanding at December 31, 2019 and 2018, respectively	157	151
Additional paid-in capital	101,327	81,873
Retained earnings	36,716	21,281
Total shareholders' equity before treasury stock	138,200	103,305
Treasury stock, at cost (2,092,376 as of December 31, 2019 and 2018)	(1,898)	(1,898)
Total shareholders' equity	136,302	101,407
Total liabilities and shareholders' equity	$ 170,369	$ 141,547